Parnassus Growth Equity Fund

Portfolio of Investments as of September 30, 2026 (unaudited)

		$
Equities	Shares	Market Value ($)

Aerospace & Defense (0.7%)

StandardAero Inc.[q]	29,679		633,647

Biotechnology (5.6%)

Natera Inc.[q]	4,077		1,685,065

Revolution Medicines Inc.[q]	6,105		1,253,112

Twist Bioscience Corp.[q]	9,512		1,838,099

			4,776,276

Capital Markets (2.2%)

Ares Management Corp., Class A	7,896		917,278

S&P Global Inc.	2,375		936,866

			1,854,144

Chemicals (1.3%)

Linde plc	2,383		1,131,091

Communications Equipment (2.7%)

Lumentum Holdings Inc.[q]	2,389		2,320,340

Construction & Engineering (1.9%)

Comfort Systems USA Inc.	992		1,640,857

Diversified Financial Services (3.3%)

Visa Inc., Class A	7,919		2,845,534

Electrical Equipment (2.8%)

GE Vernova Inc.	2,532		2,406,641

Entertainment (1.4%)

Netflix Inc.[q]	16,693		1,161,499

Food & Staples Retailing (1.5%)

Costco Wholesale Corp.	1,397		1,271,745

Health Care Equipment & Supplies (4.0%)

Edwards Lifesciences Corp.[q]	15,438		1,332,608

Intuitive Surgical Inc.[q]	3,266		1,328,054

Medline Inc., Class Aq	21,555		747,959

			3,408,621

Hotels, Restaurants & Leisure (3.1%)

DoorDash Inc., Class Aq	8,408		1,543,288

Viking Holdings Ltd.[q]	14,452		1,132,025

			2,675,313

Interactive Media & Services (15.4%)

Alphabet Inc., Class A	26,227		9,024,186

Meta Platforms Inc., Class A	5,795		4,202,418

			13,226,604
	$		$

IT Services (3.8%)

Cloudflare Inc., Class Aq		5,886		2,044,090

Shopify Inc., Class Aq		8,423		1,249,131

				3,293,221

Multiline Retail (4.8%)

Amazon.com Inc.[q]		10,774		2,684,342

MercadoLibre Inc.[q]		804		1,389,738

				4,074,080

Pharmaceuticals (3.5%)

Eli Lilly & Co.		2,601		3,009,565

Semiconductors & Semiconductor Equipment (23.3%)

Advanced Micro Devices Inc.[q]		4,662		2,852,025

Applied Materials Inc.		3,108		1,589,369

ASML Holding NV, Class REG		775		1,404,044

Broadcom Inc.		9,720		3,413,567

NVIDIA Corp.		42,496		9,705,237

Taiwan Semiconductor Manufacturing Co. Ltd., ADR		2,339		1,067,028

				20,031,270

Software (10.4%)

Appfolio Inc., Class Aq		7,843		1,572,678

Microsoft Corp.		8,149		4,179,622

Oracle Corp.		12,532		1,720,644

Synopsys Inc.[q]		3,275		1,424,429

				8,897,373

Technology Hardware, Storage & Peripherals (6.0%)

Apple Inc.		10,976		3,655,228

Sandisk Corp.[q]		874		1,520,664

				5,175,892

Trading Companies & Distributors (1.9%)

Ferguson Enterprises Inc.		7,349		1,636,034

Total investment in equities (99.6%) (cost $70,469,208)				85,469,747
	$	$		$		$
Short-Term Securities	Interest Rate	Maturity Date		Principal Amount ($)		Market Value ($)

Time Deposits (0.5%)

JPMorgan Chase, New York	3.23%		10/01/2026		414,559		414,559

Total short-term securities (0.5%) (cost $414,559)							414,559

Total securities (100.1%) (cost $70,883,767)							85,884,306

Other assets and liabilities (-0.1%)							(93,294)

Total net assets (100.0%)							85,791,012

q	This security is non-income producing.

plc	Public Limited Company

NV	Naamloze Vennootschap

ADR	American Depositary Receipt